Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Related Party Transactions [Abstract]
Schedule of Amount Due from Related Parties

As of April 30, 2026 and October 31,2025, amount due from related parties consisted of the following:

	April 30, 2026	October 31, 2025
Xiaozhong Lin(1)	$109,403	$36,815
Xuefen Zhang(2)	267,010	-
Total	$376,413	$36,815

(1)	Xiaozhong Lin, Chairman and CEO of the Company

(2)	Xuefen Zhang, director and Chief Operating Officer of the Company

As of October 31, 2025 and 2024, amount due from related parties consisted of the following:

	October 31, 2025	October 31, 2024
Xiaozhong Lin (1)	$36,815	—
Total	$36,815	$—

As of October 31, 2025 and 2024, amount due to related parties consisted of the following:

	October 31, 2025	October 31, 2024
Xiaozhong Lin(1)	$-	$79,301
Xuefen Zhang(2)	-	70,456
Total	$-	$149,757